HOMES 2026-NQM6 TRUST ABS-15G

Exhibit 99.6

Schedule 4 - Opus Standard Findings Report

Seller	Loan ID	ALT Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXXX	XXXXX	993	XXXXX	Closed	2026-02-10 18:29	2026-02-10 18:30	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-CDA with sufficient value provided as a secondary review product. The finding will be graded a B or non-material for S&P only. - Due Diligence Vendor-02/11/2026 Open-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-02/11/2026		Acknowledged-CDA with sufficient value provided as a secondary review product. The finding will be graded a B or non-material for S&P only. - Due Diligence Vendor-02/11/2026				XX	Investment	Refinance	Cash Out - Other	7549016	Originator Post-Close	No